Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative [Line Items]
Effective Portion Recognized in AOCI	$ 1,534	$ (1,070)	$ 5,090	$ (1,102)
Effective Portion Reclassified from AOCI	2	0	(248)	0
Ineffective Portion	0	(747)	740	(747)
Interest expense
Derivative [Line Items]
Effective Portion Recognized in AOCI	1,534	(1,070)	5,090	(1,102)
Effective Portion Reclassified from AOCI	2	0	(248)	0
Ineffective Portion	$ 0	$ (747)	$ 740	$ (747)